Goodwill - Schedule Of Changes In Carrying Amounts Of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs:
Beginning balance	$ 124	$ 124	$ 9,413
Impairment loss	0	0	(9,288)
Exchange difference	0	0	(1)
Ending balance	$ 124	$ 124	$ 124